Asset Acquisitions	6 Months Ended
Mar. 31, 2026
Business Combination, Asset Acquisition, Transaction between Entities under Common Control, and Joint Venture Formation [Abstract]
Asset Acquisitions

Note 9 — Asset Acquisitions

Solar Drone

On December 3, 2025, the Company entered into a Share Purchase Agreement (the “Solar Drone Agreement”) with BladeRanger Ltd., a company organized under the laws of Israel and listed on the Tel Aviv Stock Exchange under the ticker “BLRN” (“BladeRanger”), and, solely for purposes of acknowledgment and certain covenants therein, Solar Drone Ltd., an Israeli corporation engaged in the development of solar-powered drone technology (the “Solar Drone”). On December 15, 2025, the Company entered into Amendment No. 1 to the Solar Drone Agreement to provide that, in consideration for all of the issued and outstanding shares of Solar Drone, the Company shall issue and deliver to BladeRanger (or its designee(s)) 1,500,000 shares of the Company’s common stock (the “Company Shares”) valuated at $11,700,000 and 300,000 Pre-Funded Common Stock Purchase Warrants (the “Initial PFWs”) valued at $2,340,000. Further, the Company has agreed that if the average daily volume-weighted average price (“VWAP”) of the Company’s common stock for the five Trading Day period immediately preceding the date of effectiveness of the registration statement registering the resale of the Company Shares is less than $12.00 per share, Pre-Funded Common Stock Purchase Warrants (the “Pre-Funded Warrants”) to purchase a number of additional shares of the Company’s common stock (the “Warrant Shares”) equivalent to the difference between $21,600,000 and the aggregate value of the Company Shares based on such VWAP, such that the aggregate consideration has a value of $21,600,000. The Company has determined that the value of these contingent Warrant Shares was $0 at acquisition date and March 31, 2026.

The Company evaluated this acquisition under ASC 805, Business Combinations. ASC 805 requires that an acquirer determine whether it has acquired a business. If the criteria of ASC 805 are met, a transaction would be accounted for as a business combination and the purchase price is allocated to the respective net assets and liabilities assumed based on their fair values and a determination is made whether any goodwill results from the transaction. The Company concluded that the acquired set of assets did not meet the US GAAP definition of a business as substantially all of the fair value of the gross assets acquired are concentrated in a single identifiable asset or group of similar identifiable assets and consequently accounted for the purchase as an asset acquisition. The Company allocated the total consideration transferred on the date of the acquisition to the assets and liabilities acquired on a relative fair value basis.

The following table summarizes the acquisition date fair value of the assets acquired and the liabilities assumed:

Amounts Recognized as of Acquisition Date
Total Consideration	$14,040,000

Cash	119,135
Other Receivables	831
Fixed Assets (a)	8,387
Intangible assets (b)	14,029,591
Other Payables	(17,582)
Due to related party (c)	(100,362)
Net assets acquired	$14,040,000

(a) Fixed asset consists primarily of drones and computer equipment acquired by the Company. The fair value of fixed assets was estimated to equal the replacement cost.

(b) Intangible assets consist of intellectual property related drone technology and are recorded at estimated fair values based on the allocation of the total consideration transferred on the date of the acquisition to the assets and liabilities acquired on a relative fair value basis. (See Note 10).

(c) Intercompany balance with VisionWave Holdings Inc. eliminated in consolidation.

QuantumSpeed

On January 5, 2026, the Company entered into an Asset Purchase Agreement with Adrian Holdings S.R.L. to acquire all right, title, and interest in specific intellectual property assets related to QuantumSpeed technology. The acquired assets will be assigned to QuantumSpeed Inc., a wholly-owned subsidiary of the Company.

The aggregate consideration for the intellectual property consists of a $10 million promissory note (the “Adrian Note”) and up to 10,000,000 shares of the Company’s common stock. Upon closing, the Company issued 3,000,000 shares of common stock valued at $28,710,000 and executed the $10 million Adrian Note.

The issuance of the remaining 7,000,000 shares with a fair value of $66,900,000 is contingent upon receiving shareholder approval, as required by Nasdaq listing rules. The Company is obligated to use commercially reasonable efforts to obtain this approval no later than nine months following the closing date. The 7,000,000 shares were accounted for as equity and included in shares to be issued in asset acquisition on the accompanying unaudited condensed consolidated statements of changes in equity (deficit).

If shareholder approval is not obtained within the nine-month period, the Company is required to transfer 60% of its equity interest in QuantumSpeed Inc. back to the seller, free and clear of all encumbrances. In such an event, the seller’s security interest in the equity would be released, and the seller would retain full ownership of the initial 3,000,000 closing shares and the $10 million promissory note. No alternative consideration will be provided in lieu of the unissued contingent share.

The Company evaluated this acquisition under ASC 805, Business Combinations. ASC 805 requires that an acquirer determine whether it has acquired a business. If the criteria of ASC 805 are met, a transaction would be accounted for as a business combination and the purchase price is allocated to the respective net assets and liabilities assumed based on their fair values and a determination is made whether any goodwill results from the transaction. The Company concluded that the acquired asset did not meet the US GAAP definition of a business as substantially all of the fair value of the gross assets acquired are concentrated in a single identifiable asset and consequently accounted for the purchase as an asset acquisition. The Company allocated the total consideration transferred on the date of the acquisition to the single intellectual property acquired on a relative fair value basis.

The following table summarizes the acquisition date fair value of the asset acquired:

Amounts Recognized as of Acquisition Date
Total Consideration	$105,700,000

Intellectual Property (QuantumSpeed)	105,700,000

Asset acquired	$105,700,000